Exhibit 99.4

Monthly Noteholder’s Statement

Synchrony Credit Card Master Note Trust

Series 2016-1

Class A 2.0400% Notes

Class B 2.3900% Notes

Class C 2.8800% Notes

Class D 3.3800% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2016-1 Indenture Supplement (the “Indenture Supplement”), dated as of March 18, 2016, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2016-1 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of February 15, 2019, and with respect to the performance of the Trust during the Monthly Period ended January 31, 2019 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	01/31/2019
Monthly Period Beginning:	01/01/2019
Monthly Period Ending:	01/31/2019
Previous Payment Date:	01/15/2019
Payment Date:	02/15/2019
Interest Period Beginning:	01/15/2019
Interest Period Ending:	02/14/2019
Days in Interest Period:	31
Days in Monthly Period:	31
Loss Cycles in Period:	28
Is there a Reset Date?	Yes
Reset Date #1:	01/16/2019

I. Trust Receivables Information

a.	Number of Accounts Beginning*	12,474,120
b.	Number of Accounts Ending*	12,334,472
c.	Average Account Balance (q / b)	802.28

d.	BOP Principal Receivables	10,393,430,285.29
e.	BOP Finance Charge Receivables	440,537,937.18
f.	BOP Total Receivables	10,833,968,222.47

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	1,157,560,040.91
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	215,096,946.25
k.	Increase in Total Receivables	1,372,656,987.16

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	1,655,330,021.34
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	208,819,347.44
p.	Decrease in Total Receivables	1,864,149,368.78

q.	EOP Aggregate Principal Receivables	9,895,660,304.86
r.	EOP Finance Charge Receivables	446,815,535.99
s.	EOP Total Receivables	10,342,475,840.85

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	9,628,044,146.84
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	544,261,316.77
w.	Free Equity Amount	267,616,158.02

x.	Risk Retention - Dodd-Frank
	i. Required Seller’s Interest (as of EOP)	443,952,275.60
	ii. Seller’s Interest (as of EOP)	1,016,614,792.85

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	8,529,045,512.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	350,000,000.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	0.00
	iv.	As of Payment Date	8,879,045,512.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	689,641,909.69
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	59,356,725.15
	iv.	Reductions in Required Excess Collateral Amount	0.00
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	748,998,634.84

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	488,013,699.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	488,013,699.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	10,054,924,355.69
	ii.	Beginning of Interest Period	9,218,687,421.69
	iii.	As of Payment Date	9,628,044,146.84

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	24.5180%
	ii.	Prior Monthly Period	24.4784%
	iii.	Two Months Prior Monthly Period	25.1562%
	iv.	Three-Month Average	24.7175%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	15.4529%
	ii.	Prior Monthly Period	15.1675%
	iii.	Two Months Prior Monthly Period	14.6272%
	iv.	Three-Month Average	15.0825%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.4695%
	ii.	Prior Monthly Period	5.6397%
	iii.	Two Months Prior Monthly Period	5.4363%
	iv.	Three Months Prior Monthly Period	5.6670%
	v.	Three-Month Average	5.5152%
	vi.	Four-Month Average	5.5531%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	5.6861%
	ii.	Prior Monthly Period	5.8319%
	iii.	Two Months Prior Monthly Period	5.6134%

	iv.	Three Months Prior Monthly Period	5.8315%
	v.	Three-Month Average	5.7104%
	vi.	Four-Month Average	5.7407%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	4.7203%
	ii.	Prior Monthly Period	4.8564%
	iii.	Two Months Prior Monthly Period	4.6420%
	iv.	Three Months Prior Monthly Period	4.8478%
	v.	Three-Month Average	4.7396%
	vi.	Four-Month Average	4.7666%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	4.9369%
	ii.	Prior Monthly Period	5.0486%
	iii.	Two Months Prior Monthly Period	4.8191%
	iv.	Three Months Prior Monthly Period	5.0123%
	v.	Three-Month Average	4.9348%
	vi.	Four-Month Average	4.9542%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		14.6679%

h.	Default Amount for Defaulted Accounts		49,248,250.73

i.	Recovery Amount		6,489,158.43

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		42,759,092.30

k.	Number of Accounts Charged Off		23,301

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		1,835.08

m.	Collections
	i.	Total Trust Finance Charge Collections	205,866,180.13
	ii.	Total Trust Principal Collections	1,606,081,770.61
	iii.	Total Trust Collections	1,811,947,950.74

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	170,645	1.3835%	277,334,800.29	2.6815%
	ii.	30-59 Days Delinquent	36,753	0.2980%	84,015,588.92	0.8123%
	iii.	60-89 Days Delinquent	24,617	0.1996%	66,314,324.03	0.6412%
	iv.	90-119 Days Delinquent	19,159	0.1553%	56,689,154.40	0.5481%
	v.	120-149 Days Delinquent	16,683	0.1353%	52,327,103.39	0.5059%
	vi.	150-179 Days Delinquent	13,510	0.1095%	43,742,265.88	0.4229%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	281,367	2.2811%	580,423,236.91	5.6120%

IV. Series Performance Data

a.	Portfolio Yield
	i.	Current	19.1395%
	ii.	Prior Monthly Period	18.6074%
	iii.	Two Months Prior Monthly Period	19.5536%
	iv.	Three-Month Average	19.1002%

b.	Base Rate
	i.	Current	4.1335%
	ii.	Prior Monthly Period	4.1335%
	iii.	Two Months Prior Monthly Period	4.1335%
	iv.	Three-Month Average	4.1335%

c.	Excess Spread Percentage
	i.	Current	15.0060%
	ii.	Prior Monthly Period	14.4739%
	iii.	Two Months Prior Monthly Period	15.4201%
	iv.	Quarterly Excess Spread Percentage	14.9666%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.		1.700000

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.		1.700000

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.		0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.		1.991667

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.		1.991667

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.		0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.		2.400000

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.		2.400000

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.		0.000000

j.	The total amount of the distribution to Class D Noteholders per $1000 Note Initial Principal Balance.		2.816667

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on the Class D Notes, per $1000 Note Initial Principal Balance.		2.816667

l.	The amount of the distribution set forth in paragraph j. above in respect of principal on the Class D Notes, per $1000 Note Initial Principal Balance.		0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance		750,000,000.00
b.	Class B Note Initial Principal Balance		71,917,808.00
c.	Class C Note Initial Principal Balance		61,643,836.00
d.	Class D Note Initial Principal Balance		92,465,753.00
e.	Initial Excess Collateral Amount (As of Payment Date)		51,369,864.00
f.	Initial Collateral Amount (As of Payment Date)		1,027,397,261.00

g.	Class A Note Principal Balance
	i.	Beginning of Interest Period	750,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	750,000,000.00

h.	Class B Note Principal Balance
	i.	Beginning of Interest Period	71,917,808.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	71,917,808.00

i.	Class C Note Principal Balance
	i.	Beginning of Interest Period	61,643,836.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	61,643,836.00

j.	Class D Note Principal Balance
	i.	Beginning of Interest Period	92,465,753.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	92,465,753.00

k.	Excess Collateral Amount
	i.	Beginning of Interest Period	51,369,864.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	51,369,864.00

l.	Collateral Amount
	i.	Beginning of Interest Period	1,027,397,261.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	488,013,699.00
	vii.	As of Payment Date	539,383,562.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	5.4507%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	436,643,835.00

m.	Required Excess Collateral Amount (As of Payment Date)		51,369,864.00

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs		0.00
b.	Current Unreimbursed Investor Defaults		0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount		0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)		0.00
e.	Ending Unreimbursed Investor Charge-Offs		0.00
f.	Beginning Unreimbursed Reallocated Principal Collections		0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7		0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)		0.00
i.	Ending Unreimbursed Reallocated Principal Collections		0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts		1,027,397,261.00
b.	Allocation Percentage Numerator - for Principal Collections		1,027,397,261.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period		10,393,430,285.28
	ii.	Number of Days at Balance		15
	iii.	Aggregate Principal Receivables Balance on Reset Date 1		10,037,197,196.93
	iv.	Number of Days at Balance		16
	v.	Average Principal Balance		10,209,568,046.13

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts			9,429,968,312.09

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections			9,429,968,312.09

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.v. or d.)			10.0661%

g.	Average Daily Allocation Percentage, Principal Collections (b. / greater of c.v. or e.)			10.0661%

h.	Series Allocation Percentage			10.9002%

IX. Collections and Allocations			Trust	Series

a.	Finance Charge Collections		205,866,180.13	20,687,431.70
b.	Recoveries		6,489,158.43	654,127.84
c.	Principal Collections		1,606,081,770.61	161,332,007.95
d.	Default Amount		49,248,250.73	4,964,447.52
e.	Dilution		91,772,270.31	9,221,994.38
f.	Investor Uncovered Dilution Amount		0.00	0.00
g.	Dilution including Fraud Amount		93,647,759.65

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections		20,687,431.70
	ii.	Excess Finance Charge Collections allocable to Series 2016-1		0.00
	iii.	Principal Accumulation Account Investment Proceeds		0.00
	iv.	Investment earnings in the Reserve Account		9,470.59
	v.	Reserve Account Draw Amount		0.00
	vi.	Net Swap Receipts		N/A
	vii.	Recoveries		654,127.84
i.	Available Finance Charge Collections (Sum of h.i through h.vii)			21,351,030.13
j.	Total Collections (c.Series + i.)			182,683,038.08
k.	Total Finance Charge Collections deposited in the Collection Account (net of any amounts distributed to Transferor and owed to Servicer)			1,826,664.86

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections			21,351,030.13

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000		0.00
	b.	Payment to the Trustee, to a maximum of $25,000		0.00
	c.	Payment to the Administrator, to a maximum of $25,000		38.15

ii.	To the Servicer:
	a.	Noteholder Servicing Fee		1,712,328.77
	b.	Noteholder Servicing Fee previously due but not paid		0.00
	c.	Total Noteholder Servicing Fee		1,712,328.77

iii.	On a pari passu basis:
	a.	Class A Monthly Interest		1,275,000.00
	b.	Class A Deficiency Amount		0.00
	c.	Class A Additional Interest		0.00
	d.	Class A Additional Interest not paid on prior Payment Date		0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest		143,236.30
	b.	Class B Deficiency Amount		0.00
	c.	Class B Additional Interest		0.00
	d.	Class B Additional Interest not paid on prior Payment Date		0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	147,945.21
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	On a pari passu basis:
	a.	Class D Monthly Interest	260,445.20
	b.	Class D Deficiency Amount	0.00
	c.	Class D Additional Interest	0.00
	d.	Class D Additional Interest not paid on prior Payment Date	0.00

vii.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	4,964,447.52
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

viii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

ix.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

x.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xii.	On a pari passu basis:

	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A

	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A

	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A

	d.	Partial or early termination or other additional amount owed to Class D Swap Counterparty	N/A

xiii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		12,847,588.98

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	12,847,588.98

	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2016_1 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One			115,120,394.39
b.	Finance Charge Shortfall for Series 2016-1			0.00
c.	Finance Charge Shortfall for all Series in Group One			0.00
d.	Excess Finance Charges Collections Allocated to Series 2016-1			0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			161,332,007.95
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			321,717,243.53
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			4,964,447.52
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(viii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xiv)			0.00

g.	Available Principal Collections (Deposited to Principal Account)			488,013,699.00
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		0.00
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		0.00
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
		d.	Principal paid to Class D Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2016-1)		1,356,849,827.60
	vii.	Series Principal Shortfall		321,717,243.53
	viii.	Shared Principal Collections allocated to this Series from other Series		321,717,243.53

XIII. Series 2016-1 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)			2
b.	Controlled Accumulation Amount			488,013,699.00
c.	Controlled Deposit Amount			488,013,699.00
d.	Accumulation Shortfall			0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period		0.00
	ii.	Controlled Deposit Amount		488,013,699.00
	iii.	Withdrawal for Principal Payment		0.00
	iv.	As of Payment Date		488,013,699.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date			11/15/2018
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)			4,880,136.99
c.	Beginning Available Reserve Account Amount			4,880,136.99
d.	Reserve Draw Amount			0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.			0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)			0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)			0.00
h.	Ending Available Reserve Account Amount			4,880,136.99

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage		0.00%
b.	Required Spread Account Amount		0.00
c.	Beginning Available Spread Account Amount		0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall		0.00
e.	Withdrawal pursuant to 4.11 (b) - Class D Expected Principal Payment Date		0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event		0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default		0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency		0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount		0.00
j.	Ending Available Spread Account Amount		0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest		0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount**		Yes
	Free Equity:
	i.	Free Equity Amount	267,616,158.02
	ii.	Minimum Free Equity Amount	544,261,316.77
	iii.	Excess Free Equity Amount	-276,645,158.75

	**Excludes $488,013,699.00 of cash held in the Collection Account on January 31, 2019 to be deposited into the Principal Accumulation Account on the February 2019 Payment Date. Cured on February 1, 2019.

b.	The Note Trust Principal Balance is less than the Required Principal Balance		No
	Note Trust Principal Balance:
	i.	Note Trust Principal Balance	9,895,660,304.86
	ii.	Required Principal Balance	9,628,044,146.84
	iii.	Excess Principal Balance	267,616,158.02

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:		No
	i.	Three month Average Portfolio Yield	19.1002%
	ii.	Three month Average Base Rate	4.1335%
	iii.	Three month Average Excess Spread	14.9666%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	03/15/2019
	ii.	Current Payment Date	02/15/2019

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?		No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?		No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?		No

h.	Has an early amortization event occurred?		No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder’s Statement as of the 28th day of March 2019.

Synchrony Financial, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer

*The amounts set forth for each of Number of Accounts Beginning and Number of Accounts Ending include certain accounts that have a zero balance and have been closed primarily due to loss, theft or fraud.

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